DEBT	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
DEBT
8.   DEBT

(in thousands of $)	2011	2010
8.52% Term Loans due 2015	13,422	16,777
Less: current portion	(3,355)	(3,355)
	10,067	13,422

The outstanding debt as of December 31, 2011 is repayable as follows:

Year ending December 31
(in thousands of $)
2012	3,355
2013	3,355
2014	3,355
2015	3,357
2016	-
Thereafter	-
Total debt	13,422

The Term Loans bear interest at a rate of 8.52% per annum. Interest is payable semi-annually on April 1 and October 1 each year. Principal is repayable on the Term Loans in accordance with a remaining four year sinking fund schedule. The Term Loans notes include certain covenants such as restriction on the payment of dividends and making additional loans or advances to affiliates. At December 31, 2011 the Company was in compliance with these covenants.

The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.